Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Class F
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Floating Rate High Income Fund
Class Name	Class F
Trading Symbol	SFHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shenkman Capital Floating Rate High Income Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class F	$28	0.56%
[1]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Updated Performance Information Location [Text Block]	Visit https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate for more recent performance information.
Net Assets	$ 273,789,270
Holdings Count | $ / shares	486
Advisory Fees Paid, Amount	$ 451,513
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$273,789,270
Number of Holdings	486
Net Advisory Fee	$451,513
Portfolio Turnover	48%
Average Credit Quality	B1 / B+*
Weighted Average Maturity	4.52 years
30-Day SEC Yield	7.60%
30-Day SEC Yield Unsubsidized	7.42%
[2]
Holdings [Text Block]

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	5.4%
Invesco Senior Loan ETF	2.8%
Polaris Newco LLC	0.8%
Delivery Hero Finco LLC	0.8%
Global Medical Response, Inc.	0.8%
Cloud Software Group, Inc.	0.7%
Avis Budget Car Rental LLC	0.7%
Acrisure LLC	0.7%
Carnival Corp.	0.6%
Cincinnati Bell, Inc.	0.6%

Security Type	(% of net assets)
Bank Loans	88.5%
Corporate Bonds	7.2%
Money Market Funds	5.4%
Exchange Traded Funds	2.8%
Liabilities in Excess of Other Assets	-3.9%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate
Institutional Class
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Floating Rate High Income Fund
Class Name	Institutional Class
Trading Symbol	SFHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shenkman Capital Floating Rate High Income Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$27	0.54%
[3]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Updated Performance Information Location [Text Block]	Visit https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate for more recent performance information.
Net Assets	$ 273,789,270
Holdings Count | $ / shares	486
Advisory Fees Paid, Amount	$ 451,513
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$273,789,270
Number of Holdings	486
Net Advisory Fee	$451,513
Portfolio Turnover	48%
Average Credit Quality	B1 / B+*
Weighted Average Maturity	4.52 years
30-Day SEC Yield	7.65%
30-Day SEC Yield Unsubsidized	7.47%
[4]
Holdings [Text Block]

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	5.4%
Invesco Senior Loan ETF	2.8%
Polaris Newco LLC	0.8%
Delivery Hero Finco LLC	0.8%
Global Medical Response, Inc.	0.8%
Cloud Software Group, Inc.	0.7%
Avis Budget Car Rental LLC	0.7%
Acrisure LLC	0.7%
Carnival Corp.	0.6%
Cincinnati Bell, Inc.	0.6%

Security Type	(% of net assets)
Bank Loans	88.5%
Corporate Bonds	7.2%
Money Market Funds	5.4%
Exchange Traded Funds	2.8%
Liabilities in Excess of Other Assets	-3.9%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate
Class A
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Short Duration High Income Fund
Class Name	Class A
Trading Symbol	SCFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$48	0.95%
[5]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration for more recent performance information.
Net Assets	$ 1,492,526,574
Holdings Count | $ / shares	359
Advisory Fees Paid, Amount	$ 4,377,202
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,492,526,574
Number of Holdings	359
Net Advisory Fee	$4,377,202
Portfolio Turnover	30%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.69 years
Effective Duration	1.53 years
30-Day SEC Yield	5.05%
30-Day SEC Yield Unsubsidized	5.04%
[6]
Holdings [Text Block]

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	3.3%
Tenet Healthcare Corp.	1.5%
International Game Technology PLC	1.2%
IQVIA, Inc.	1.1%
CHS/Community Health Systems, Inc.	1.0%
Teva Pharmaceutical Finance Netherlands III BV	1.0%
Sirius XM Radio LLC	1.0%
TransDigm, Inc.	1.0%
Light & Wonder International, Inc.	0.9%
Western Digital Corp.	0.9%

Security Type	(% of net assets)
Corporate Bonds	86.9%
Bank Loans	8.4%
Money Market Funds	3.3%
Convertible Bonds	1.3%
Other Assets in Excess of Liabilities	0.1%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Class C
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Short Duration High Income Fund
Class Name	Class C
Trading Symbol	SCFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$86	1.71%
[7]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.71%
Updated Performance Information Location [Text Block]	Visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration for more recent performance information.
Net Assets	$ 1,492,526,574
Holdings Count | $ / shares	359
Advisory Fees Paid, Amount	$ 4,377,202
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,492,526,574
Number of Holdings	359
Net Advisory Fee	$4,377,202
Portfolio Turnover	30%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.69 years
Effective Duration	1.53 years
30-Day SEC Yield	4.41%
30-Day SEC Yield Unsubsidized	4.40%
[8]
Holdings [Text Block]

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	3.3%
Tenet Healthcare Corp.	1.5%
International Game Technology PLC	1.2%
IQVIA, Inc.	1.1%
CHS/Community Health Systems, Inc.	1.0%
Teva Pharmaceutical Finance Netherlands III BV	1.0%
Sirius XM Radio LLC	1.0%
TransDigm, Inc.	1.0%
Light & Wonder International, Inc.	0.9%
Western Digital Corp.	0.9%

Security Type	(% of net assets)
Corporate Bonds	86.9%
Bank Loans	8.4%
Money Market Funds	3.3%
Convertible Bonds	1.3%
Other Assets in Excess of Liabilities	0.1%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Class F
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Short Duration High Income Fund
Class Name	Class F
Trading Symbol	SCFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class F	$37	0.73%
[9]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Updated Performance Information Location [Text Block]	Visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration for more recent performance information.
Net Assets	$ 1,492,526,574
Holdings Count | $ / shares	359
Advisory Fees Paid, Amount	$ 4,377,202
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,492,526,574
Number of Holdings	359
Net Advisory Fee	$4,377,202
Portfolio Turnover	30%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.69 years
Effective Duration	1.53 years
30-Day SEC Yield	5.46%
30-Day SEC Yield Unsubsidized	5.45%
[10]
Holdings [Text Block]

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	3.3%
Tenet Healthcare Corp.	1.5%
International Game Technology PLC	1.2%
IQVIA, Inc.	1.1%
CHS/Community Health Systems, Inc.	1.0%
Teva Pharmaceutical Finance Netherlands III BV	1.0%
Sirius XM Radio LLC	1.0%
TransDigm, Inc.	1.0%
Light & Wonder International, Inc.	0.9%
Western Digital Corp.	0.9%

Security Type	(% of net assets)
Corporate Bonds	86.9%
Bank Loans	8.4%
Money Market Funds	3.3%
Convertible Bonds	1.3%
Other Assets in Excess of Liabilities	0.1%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Institutional Class
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Short Duration High Income Fund
Class Name	Institutional Class
Trading Symbol	SCFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$33	0.65%
[11]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration for more recent performance information.
Net Assets	$ 1,492,526,574
Holdings Count | $ / shares	359
Advisory Fees Paid, Amount	$ 4,377,202
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,492,526,574
Number of Holdings	359
Net Advisory Fee	$4,377,202
Portfolio Turnover	30%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.69 years
Effective Duration	1.53 years
30-Day SEC Yield	5.54%
30-Day SEC Yield Unsubsidized	5.53%
[12]
Holdings [Text Block]

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	3.3%
Tenet Healthcare Corp.	1.5%
International Game Technology PLC	1.2%
IQVIA, Inc.	1.1%
CHS/Community Health Systems, Inc.	1.0%
Teva Pharmaceutical Finance Netherlands III BV	1.0%
Sirius XM Radio LLC	1.0%
TransDigm, Inc.	1.0%
Light & Wonder International, Inc.	0.9%
Western Digital Corp.	0.9%

Security Type	(% of net assets)
Corporate Bonds	86.9%
Bank Loans	8.4%
Money Market Funds	3.3%
Convertible Bonds	1.3%
Other Assets in Excess of Liabilities	0.1%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration

[1]
*	Annualized

[2]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[3]
*	Annualized

[4]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[5]
*	Annualized

[6]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[7]
*	Annualized

[8]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[9]
*	Annualized

[10]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[11]
*	Annualized

[12]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.